Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Revenues - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Revenues Abstract
Revenues	€ 63,089
Total	€ 63,089